JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2020 Fund
(Select Class Shares)
(a series of JPMorgan Trust I)

Supplement dated February 2, 2007
to the Prospectus dated November 1, 2006

The following chart replaces the Target Asset Allocation chart on page 15.

1	For purposes of the chart, U.S. Equity Funds include small cap funds, mid cap funds, and large cap funds and International Equity Funds include emerging markets equity funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-SR2020-207